Fair Value Measurements	12 Months Ended
Jun. 30, 2011
Fair Value Measurements
16.	Fair Value Measurements

On July 1, 2009, the Company adopted new accounting guidance relating to fair value measurements of nonfinancial assets and nonfinancial liabilities, which includes goodwill and long-lived assets. These items are recognized at fair value when an impairment exists. No material fair value adjustments were made to the Company’s nonfinancial assets and nonfinancial liabilities during 2011 and 2010.

A summary of financial assets and liabilities that were measured at fair value on a recurring basis at June 30, 2011 and June 30, 2010 is as follows:

	Total Value At June 30, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivatives	$638	$	$638	$
Liabilities:
Derivatives	39,561		39,561

	Total Value At June 30, 2010	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	$3,542	$	$	$3,542
Derivatives	1,624		1,624
Liabilities:
Derivatives	2,334		2,334

Available for sale securities consisted of an investment in stock in an electronic and electrical equipment company. The fair value of available for sale securities was estimated using a market and income approach with equal weighting given to each approach. The market approach estimates a fair value by applying price-to-earnings multiples for similar companies that are publicly traded while the income approach estimates a fair value using a discounted cash flow analysis. During 2011, there were no purchases, sales, issuances or settlements of available for sale securities. During the third quarter of fiscal 2011, it was determined that the investment in the electronic and electrical equipment company had permanently declined to a fair value of zero and as a result an expense of $3,542 was recognized in Net income. Derivatives primarily consist of costless collar contracts, the fair value of which is calculated through a model that utilizes market observable inputs including both spot and forward prices for the same underlying currencies.